Intangible Asset, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Asset Net [Line Items]
Beginning balance	$ 2,887,500	$ 3,382,500	$ 3,877,500
Addition	(247,500)	(495,000)	(495,000)
Ending balance	2,640,000	2,887,500	3,382,500
Satellite System Software [Member]
Intangible Asset Net [Line Items]
Beginning balance	4,950,000	4,950,000	4,950,000
Addition
Ending balance	4,950,000	4,950,000	4,950,000
Accumulated Amortization [Member]
Intangible Asset Net [Line Items]
Beginning balance	(2,062,500)	(1,567,500)	(1,072,500)
Addition	(247,500)	(495,000)	(495,000)
Ending balance	$ (2,310,000)	$ (2,062,500)	$ (1,567,500)